Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision (benefit) for Income Taxes	The Company’s provision (benefit) for income taxes consists of the following during the years ended December 31, 2024 and 2023:
	Year Ended December 31,
	2024	2023
Current:
Federal	$—	$2,411
State	300	1,871
Foreign	2,515	(2,438)
Total current provision	2,815	1,844
Deferred:
Federal	18,154	(30,049)
State	632	(10,294)
Foreign	412	(616)
Total deferred	19,198	(40,959)
Total (benefit from) provision for income taxes	$22,013	$(39,115)

Schedule of Reconciliation Effective Tax Rate For Income Before Income Taxes

A reconciliation of the federal statutory rate of 21.0% to the effective tax rate for loss from continuing operations before income taxes is as follows during the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Provision for income taxes at federal statutory rate	(21.0)%	(21.0)%
State income taxes, net of federal benefit	(6.3)%	(6.4)%
Employee stock based compensation	0.5%	1.2%
Bargain purchase	—%	(1.9)%
Foreign tax differential	—%	(3.2)%
Goodwill impairment	0.8%	6.0%
Provision true-up	1.5%	(2.3)%
Change in valuation allowance	27.4%	9.2%
Other	(0.5)%	0.3%
Effective income tax rate (benefit)	2.4%	(18.1)%

Schedule of Deferred Income Tax Assets Liabilities

Deferred income tax assets (liabilities) consisted of the following as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Deferred tax assets:
Accrued liabilities and other	$12,521	$14,006
Loans receivable and investments	151,725	3,696
Other	8,938	1,784
Share based payments	3,464	13,953
Credit carryforwards	973	—
Capital loss carryforward	64,875	43,488
Net operating loss carryforward	103,559	103,313
Total deferred tax assets	346,055	180,240

Deferred tax liabilities:
Deductible goodwill and other intangibles	(8,169)	(33,265)
State taxes	(12,515)	(5,051)
Depreciation	(5,479)	(2,983)
Other	—	(788)
Total deferred tax liabilities	(26,163)	(42,087)

Net deferred tax assets	319,892	138,153
Valuation allowance	(311,756)	(104,317)
Net deferred tax asset	$8,136	$33,836

Deferred tax assets, net	$13,598	$33,836
Deferred tax liabilities, net	(5,462)	—
Net deferred tax asset	$8,136	$33,836

Schedule of Reconciliation of the Amounts of Gross Unrecognized Tax Benefits	A reconciliation of the amounts of gross unrecognized tax benefits (before federal impact of state items), excluding interest and penalties, was as follows:
	Year Ended December 31,
	2024	2023
Beginning balance	$14,819	$16,146
Additions for current year tax positions	—	—
Additions for prior year tax positions	23	—
Reductions for prior year tax positions	—	(969)
Reductions due to lapse in statutes of limitations	(1,680)	(358)
Ending balance	$13,162	$14,819